WARRANTS ON COMMON STOCK (Detail) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					8,911,744						8,911,744
Change in fair value of warrant liability	$ (3,000)	$ (120,000)	$ (106,000)	$ (27,000)	$ (2,898,000)	$ 41,000	$ (2,424,000)	$ (133,000)	$ (2,383,000)	$ (253,000)	$ (5,281,000)	$ (254,000)	$ (5,267,000)
Warrant
Class of Warrant or Right [Line Items]
Share price (in dollars per share)	$ 0.13											$ 0.12	$ 1.05
Public Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable, period after completion of business combination												30 days
Warrants exercisable, period after closing of public offering												12 months
Warrants expiration period												5 years
Public Warrants | CTAC
Class of Warrant or Right [Line Items]
Number of shares each warrant holder is entitled to purchase (in shares)														1
Exercise price per warrant (in dollars per share)														$ 11.50
Warrants outstanding (in shares)												8,638,966
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	272,779
Warrants transferable, period after completion of business combination												30 days
Aggregate value of warrants	$ 35,500											$ 32,700	$ 300,000
Private Placement Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrant price per share triggering redemption (in dollars per share)												$ 10.00
Private Placement Warrants | CTAC
Class of Warrant or Right [Line Items]
Number of shares each warrant holder is entitled to purchase (in shares)														1
Exercise price per warrant (in dollars per share)														$ 11.50
Warrants outstanding (in shares)												272,779
KORE Warrants
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)					$ 0.01						$ 0.01
Warrants outstanding (in shares)												0	0